Other non-current receivables	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other non-current receivables	Other non-current receivables

(EUR thousand)	As of March 31
Other non-current receivables	2021	2020	2019
Opening balance as of April 1	15,170	12,703	13,360
Additions of non-current assets	265	4,106	1,541
Divestiture of non-current assets	(2,169)	(2,867)	(147)
Market value valuation	—	—	66
Share of joint venture losses on loan receivable	(907)	(1,390)	—
Increase in loan to joint venture	—	2,850	—
Reclassification to/from Investments in associates and joint ventures	—	—	(2,444)
Other	(121)	121	—
Foreign exchange effects	278	(353)	327
Closing balance as of March 31	12,516	15,170	12,703
EUR2.5 million (EUR2.0 million as of March 31, 2020, EUR2.1 million as of March 31, 2019) of the other non-current receivables is related to a receivable from an insurance company related to a pension plan in Sweden. This receivable does not meet the definition of a pension plan asset. The pension plan is denominated in SEK. Payments commenced in 2018 with a second payment stream starting in 2023 and lasting for 10 years. This receivable is revalued at market value.
The other major part of the other non-current receivables is related to rental agreements on different facilities and deposits paid. The fair value of other non-current receivables does not differ significantly from the book value.